Impairment loss on non - financial assets (Tables)	12 Months Ended
Dec. 31, 2018
Impairment of Assets [Abstract]
Disclosure Of Detailed Information About Impairment Loss on Non Financial Assets
Impairment losses on non-financial assets are as follows:

	December 31,
Losses for:	2018	2017	2016
Impairment loss on other assets	(3,464)	-	-
Impairment loss on investment properties	(3,849)	-	-
Write off on intangible assets	(2,705)	-	-
	(10,018)	-	-